REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Seamless Group Inc [Member]
SCHEDULE OF REVENUE

	Years end December 31,
	2022	2021
	US$	US$

Remittance services
Fiat Remittance	25,812,304	29,988,127
ODL Remittance	901,847	208,423
Sales of Airtime	28,501,152	24,538,576
Other services	285,614	2,766,245
	55,500,917	57,501,370